Consolidated Statements of Changes in Equity - USD ($)	Share capital	Capital reserve	Fair value reserve	Translation reserve	(Accumulated losses)/Retained earnings	Total	Non-controlling interests	Total
Balance at Dec. 31, 2022	$ 2,981,812	$ 1,483,830	$ 1,458,435		$ (37,458)	$ 5,886,619	$ (372,816)	$ 5,513,803
Profit for the year					7,771,593	7,771,593	(534,076)	7,237,517
Fair value gain on financial assets, at fair value through other comprehensive income			518,288			518,288		518,288
Transfer upon disposal of equity investments, fair value through other comprehensive income			(1,551,971)		1,551,971
Exchange differences on translating foreign operations				587,526		587,526		587,526
Dividend paid					(103,809)	(103,809)		(103,809)
Total comprehensive income			(1,033,683)	587,526	9,219,755	8,773,598	(534,076)	8,239,522
Issuance of share capital	6,729,066					6,729,066		6,729,066
Currency realignment	(121,370)	(60,397)	(59,363)		1,526	(239,604)	15,174	(224,430)
Balance at Dec. 31, 2023	9,589,508	1,423,433	365,389	587,526	9,183,823	21,149,679	(891,718)	20,257,961
Profit for the year					7,874,203	7,874,203	(297,376)	7,576,827
Transfer upon disposal of equity instruments			9,340,598		(9,340,598)
Disposal of controlling interest in subsidiaries					1,967,042	1,967,042	1,211,556	3,178,598
Fair value gain on financial assets, at fair value through other comprehensive income			(10,196,302)			(10,196,302)		(10,196,302)
Exchange differences on translating foreign operations				(1,584,687)		(1,584,687)		(1,584,687)
Total comprehensive income			(855,704)	(1,584,687)	(1,466,395)	(3,906,786)	(297,376)	(4,204,162)
Issuance of share capital	66,550,613					66,550,613		66,550,613
Currency realignment	255,054	37,859	9,719	15,627	244,264	562,523	(23,717)	538,806
Balance at Dec. 31, 2024	76,395,175	1,461,292	(480,596)	(981,534)	9,928,734	86,323,071	(1,255)	86,321,816
Profit for the year					(30,259,560)	(30,259,560)	(67)	(30,259,627)
Exchange differences on translating foreign operations				(2,873,505)		(2,873,505)		(2,873,505)
Fair value gain on financial assets, at fair value through other comprehensive income			(32,476,445)			(32,476,445)		(32,476,445)
Transfer upon disposal of equity investments, fair value through other comprehensive income			409,000		(409,000)
Exchange differences on translating foreign operations	(1,082,036)	148,331	(161,771)	981,534	435,248	321,306	(117)	321,189
Total comprehensive income			(32,067,445)	(2,873,505)	(30,668,560)	(65,609,510)	(67)	(65,609,577)
Issuance of share capital	75,177,664					75,177,664		75,177,664
Balance at Dec. 31, 2025	$ 150,490,803	$ 1,609,623	$ (32,709,812)	$ (2,873,505)	$ (20,304,578)	$ 96,212,531	$ (1,439)	$ 96,211,092